Accumulated Other Comprehensive (Loss) Income - Summary of Amounts Reclassified from Accumulated Other Comprehensive (Loss) Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance				$ (550)				$ (454)	$ (550)	$ (454)	$ (256)
Other comprehensive (loss) income before reclassifications, net of tax									388
Amounts reclassified from other comprehensive (loss) income, net of tax									52
Net current period other comprehensive (loss) income									440	(96)	(198)
Ending Balance	(110)				(550)				(110)	(550)	(454)
Cost of sales-products									6,409	6,724	6,673
Income from continuing operations before income taxes									1,096	1,162	1,160
Provision for income taxes									(309)	(374)	(296)
Income from continuing operations	199	208	186	194	215	195	191	187	787	788	864
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income from continuing operations									52
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance				167				133	167	133	161
Other comprehensive (loss) income before reclassifications, net of tax									(25)
Amounts reclassified from other comprehensive (loss) income, net of tax
Net current period other comprehensive (loss) income									(25)	34	(28)
Ending Balance	142				167				142	167	133
Unrealized Gains (Losses) on Hedging Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance				3					3		10
Other comprehensive (loss) income before reclassifications, net of tax									(1)
Amounts reclassified from other comprehensive (loss) income, net of tax									(1)
Net current period other comprehensive (loss) income									(2)	3	(10)
Ending Balance	1				3				1	3
Unrealized Gains (Losses) on Hedging Instruments [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cost of sales-products									(1)
Income from continuing operations before income taxes									(1)
Provision for income taxes
Income from continuing operations									(1)
Unrecognized (Losses) Gains and Prior Service Cost, Net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance				(720)				(587)	(720)	(587)	(427)
Other comprehensive (loss) income before reclassifications, net of tax									414
Amounts reclassified from other comprehensive (loss) income, net of tax									53
Net current period other comprehensive (loss) income									467	(133)	(160)
Ending Balance	(253)				(720)				(253)	(720)	(587)
Accumulated Defined Benefit Plans Adjustment [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net loss									83
Income from continuing operations before income taxes									83
Provision for income taxes									(30)
Income from continuing operations									$ 53